Loans payable - Undiscounted cash flows for bank loans (Details)	12 Months Ended
Dec. 31, 2022 USD ($)
Undiscounted cash flows for bank loans
Beginning balance	$ 13,566,633
Additions through business combinations	401,818
Proceeds from bank loans	55,000,000
Repayment of bank loans	13,697,774
Interest expense	4,446,351
Interest paid	(3,365,466)
Conversion instrument	(892,950)
Capitalized financing costs	(3,074,459)
Ending balance	52,404,153
Total cash payments	88,546,397
Bank loans
Undiscounted cash flows for bank loans
Beginning balance	13,566,633
Ending balance	52,404,153
Device Loans
Undiscounted cash flows for bank loans
Beginning balance	54,149
Additions through business combinations	244,522
Repayment of bank loans	107,789
Interest expense	10,463
Ending balance	201,345
Total cash payments	214,971
Credit Facility
Undiscounted cash flows for bank loans
Beginning balance	13,512,484
Proceeds from bank loans	55,000,000
Repayment of bank loans	13,589,985
Interest expense	4,446,859
Interest paid	(3,365,466)
Conversion instrument	(892,950)
Capitalized financing costs	(3,074,459)
Ending balance	52,036,483
Total cash payments	88,093,454
Promissory notes
Undiscounted cash flows for bank loans
Beginning balance	0
Additions through business combinations	157,296
Interest expense	9,029
Ending balance	166,325
Total cash payments	237,972
2023
Undiscounted cash flows for bank loans
Total cash payments	5,894,238
2023 | Device Loans
Undiscounted cash flows for bank loans
Total cash payments	152,627
2023 | Credit Facility
Undiscounted cash flows for bank loans
Total cash payments	5,741,611
2024
Undiscounted cash flows for bank loans
Total cash payments	5,719,156
2024 | Device Loans
Undiscounted cash flows for bank loans
Total cash payments	60,247
2024 | Credit Facility
Undiscounted cash flows for bank loans
Total cash payments	5,658,909
2025
Undiscounted cash flows for bank loans
Total cash payments	5,886,200
2025 | Device Loans
Undiscounted cash flows for bank loans
Total cash payments	2,097
2025 | Credit Facility
Undiscounted cash flows for bank loans
Total cash payments	5,646,131
2025 | Promissory notes
Undiscounted cash flows for bank loans
Total cash payments	237,972
2026
Undiscounted cash flows for bank loans
Total cash payments	31,270,777
2026 | Credit Facility
Undiscounted cash flows for bank loans
Total cash payments	31,270,777
2027
Undiscounted cash flows for bank loans
Total cash payments	39,776,026
2027 | Credit Facility
Undiscounted cash flows for bank loans
Total cash payments	$ 39,776,026